Cash and Cash Equivalents (Tables)	12 Months Ended
Dec. 31, 2018
Cash and cash equivalents [abstract]
Schedule of Cash And Cash Equivalents
	December 31,
	2017	2018
	NIS millions	NIS millions
Bank balances	59	50
Call deposits	468	1,152
	527	1,202